UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22853

StoneCastle Financial Corp.

(Exact name of registrant as specified in charter)

152 West 57th Street, 35th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

Joshua S. Siegel
StoneCastle Financial Corp.
152 West 57th Street, 35th Floor
New York, NY 10019

(Name and address of agent for service)

Copies of Communications to:
John P. Falco, Esq.
Pepper Hamilton LLP
3000 Two Logan Square / Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
(215) 981-4659

Registrant’s telephone number, including area code: (212) 354-6500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

StoneCastle Financial Corp.
Schedule of Investments (unaudited)

As of March 31, 2015

Company(1)	Investment	# of Shares/Par Amount ($)(2)	Market Value
Senior Term Loan – 9.3%
Banking – 9.3%
Citizens Bancshares Co.	Senior Term Loan, 8.75%, due December 31, 2024	$13,250,000	$13,250,000
	Total Senior Term Loan (Cost $13,250,000)		13,250,000
Debt Securities – 15.3%
Banking – 15.3%
Cornerstone Community Bancorp	Subordinated Debenture, 8.80%, Due 2025	$5,000,000	5,000,000
Freeport Bancshares, Inc.	Subordinated Debenture, 8.875%, Due 2025	$3,150,000	3,150,000
MidWest Community Financial Corp.	Subordinated Debenture, 8.50%, Due 2025	$5,000,000	5,000,000
MMCapSSM Funding I, Ltd./ MMCapSSM Funding I, Inc.	Fixed Rate Mezzanine Notes, Due 2031, 8.04%, 144A(3)	$10,588,037	8,285,139
Preferred CPO Limited	Fixed Rate Senior Subordinated Notes,Class B, 10.026%, Due 2030	$435,635	450,556
	Total Debt Securities (Cost $21,622,278)		21,885,695
Trust Preferred Securities – 35.3%
Banking – 35.3%
Amboy Capital Trust I	9.00% Trust Preferred Security, Private Placement, 144A(3)	$15,500,000	15,500,000
Capital City TPS LLC Series 2015-1	Capital City TPS 2015-1 9.74%, Note, 144A(3)	$1,924,289	1,959,398
Central Trust Company Capital Trust I.	Junior Subordinated Debt, 10.25%, Due July 25, 2031	$2,500,000	2,553,125
Countrywide Capital Trust IV	6.75% Trust Preferred Security	38,562	985,645
Deutsche Bank Contingent Capital Trust V	8.05% Trust Preferred Security	57,444	1,660,131
First Alliance Capital Trust I	Junior Subordinated Debt, 10.25%, Due July 25, 2031	$6,500,000	6,624,150
First Citizens TPS LLC Series 2015-1	First Citizens TPS 2015-1 9.74%, Note, 144A(3)	$2,245,004	2,285,964
JPMorgan Chase Capital Trust XXIX	6.70% Trust Preferred Security, Series CC	20,350	517,297
M & T Capital Trust II	8.277% Trust Preferred Security	$1,000,000	1,016,100
M&T TPS LLC Series 2015-1	M&T TPS 2015-1 9.74%, Note, 144A(3)	$2,565,718	2,612,530
Mercantil TPS LLC Series 2015-1	Mercantil TPS 2015-1 9.74%, Note, 144A(3)	$4,810,722	4,898,494
Merrill Lynch Preferred Capital Trust III	7.00% Trust Preferred Security	23,630	606,582
Merrill Lynch Preferred Capital Trust IV	7.12% Trust Preferred Security	38,264	988,742
Merrill Lynch Preferred Capital Trust V	7.28% Trust Preferred Security	76,206	1,972,973
Morgan Stanley Capital Trust VIII	6.45% Trust Preferred Security	51,578	1,319,365
NB of Indianapolis TPS LLC Series 2015-1	NB of Indianapolis TPS 2015-1 9.74%, Note, 144A(3)	$4,329,650	4,408,645
PrivateBancorp Capital Trust IV	10.00% Trust Preferred Security	13,322	357,429
	Total Trust Preferred Securities (Cost $50,485,392)		50,266,570
Preferred Stock – 49.1%
Banking – 49.1%
Astoria Financial Corporation	Depositary Shares, Each Representing a 1/40th Interest in a share of 6.50% Non-Cumulative Perpetual Preferred Stock, Series C	407	10,313
Banc of California Inc.	Depositary Shares, Each Representing a 1/40th Interest in a share of 7.375% Non-Cumulative Perpetual Preferred Stock, Series D	40,000	1,000,000
Blue Ridge Bancshares, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$200,000	200,000
BNCCORP, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$13,750,000	13,754,584
Chicago Shore Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$6,400,000	6,400,000
Chicago Shore Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$150,000	150,000
Citigroup Inc.	Depositary Shares, Each Representing a 1/1,000th Interest in a share of 7.125% Fixed Rate Non-Cumulative Preferred Stock, Series J	180,222	4,981,336
Colony Bankcorp, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$3,661,000	3,661,000
Community West Bancshares	Fixed Rate Cumulative Perpetual Preferred Stock Series A, 9%	$1,481,000	1,481,000
EverBank Financial Corp.	Depositary Shares, Each Representing a 1/1,000th Interest in a share of 6.75% Non-Cumulative Preferred Stock, Series A	25,263	636,345
Farmers Capital Bank Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$2,500,000	2,500,000
FFW Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$139,000	139,000
Fidelity Financial Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$2,579,000	2,581,149
Fidelity Financial Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$210,000	210,175
First National Corp.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$1,016,000	1,005,840
First Priority Financial Corp.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$709,000	709,000
First Republic Bank	Depositary Shares, Each Representing a 1/40th Interest in a share of 6.20% Non-Cumulative Perpetual Preferred Stock, Series B	19,631	505,302
First Republic Bank	Depositary Shares, Each Representing a 1/40th Interest in a share of 5.625% Non-Cumulative Perpetual Preferred Stock, Series C	21,312	534,505

1	StoneCastle Financial Corp.	See notes to Financial Statements

Company(1)	Investment	# of Shares/Par Amount ($)(2)	Market Value

Banking (continued)
First Republic Bank	Depositary Shares, Each Representing a 1/40th Interest in a share of 7.00% Non-Cumulative Perpetual Preferred Stock, Series E	10,909	$303,380
First United Corporation	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$9,000,000	9,018,000
HSBC USA Inc.	Depositary Shares, Each Representing a 1/40th Interest in a share of 6.50% Non-Cumulative Preferred Stock, Series H	45,035	1,142,988
Katahdin Bankshares Corp.	Floating Rate Non-Cumulative Preferred Stock, Series D, 8.75%	$10,000,000	10,000,000
Old Second Bancorp, Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$8,670,000	8,670,000
Tennessee Valley Financial Holdings Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$100,000	105,550
Tennessee Valley Financial Holdings Inc.	Fixed Rate Cumulative Perpetual Preferred Stock, Series B, 9%	$49,000	60,944
The Queensborough Company	Fixed Rate Cumulative Perpetual Preferred Stock, Series A, 9%	$250,000	247,500
	Total Preferred Stock (Cost $70,325,894)		70,007,911
Convertible Preferred Stock – 3.6%
Banking – 3.6%
First Citizens Banc Corp.	Depositary Shares, Each Representing a 1/40th Interest in a 6.50% Non-Cumulative Redeemable Convertible Perpetual Preferred share, Series B	59,001	2,129,936
SB Financial Group	Depositary Shares, Each Representing a 1/100th Interest in a 6.50% Non-Cumulative Convertible Perpetual Preferred share, Series A	250,000	2,975,000
	Total Convertible Preferred Stock (Cost $3,975,025)		5,104,936
Equity Securities – 4.8%
Banking – 4.8%
Citizens & Northern Corporation	Common stock	12,820	258,708
Happy Bancshares, Inc.(4)	Common stock, Private Placement, 144A(3)	44,000	979,000
Medallion Financial Corporation	Common stock	294,754	2,729,422
Middleburg Financial Corporation	Common stock	14,220	260,226
Pioneer Bancshares, Inc.(4)	Common stock	83,400	1,599,612
Priam Capital Fund I, L.P.(4)	Limited partnership	50,000	1,000,000
	Total Equity Securities (Cost $7,140,949)		6,826,968
	Total Long Term Investments (Cost $166,799,538)		167,342,080
Short-Term Investment – 0.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio	Institutional Share Class	1,004,063	1,004,063
	Total Short-Term Investment (Cost $1,004,063)		1,004,063
	Total Investments (Cost $167,803,601)(5)(6)*† — 118.1%		168,346,143
	Other assets and liabilities, net — (18.1)%(7)		(25,844,578)
	Total Net Assets — 100.0%		$142,501,565
(1)	We do not “control” and are not an “affiliate” of any of our portfolio companies, each as defined in the Investment Company Act (the “1940 Act”).
(2)	$ represents security position traded in par amount.
(3)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.
(4)	Currently non-income producing security.
(5)	Cost values reflect accretion of original issue discount or market discount, and amortization of premium.
(6)	Investments are income producing assets unless otherwise noted by footnote (4).
*	Cash and cash equivalents of $8,568,826 on the Statement of Assets and Liabilities include $1,004,063 of short term investments.
†	As of March 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,613,453 and gross unrealized depreciation was$1,070,911, resulting in net unrealized appreciation of $542,542.
(7)	Includes $33 million in bank loan from Texas Capital Bank.

See notes to Financial Statements	StoneCastle Financial Corp.	2

Notes to Schedule of Investments (unaudited)

Investment Valuation– The most significant estimates made in the preparation of the financial statements of StoneCastle Financial Corp. (“SCFC” or the “Company”) are the valuation of equity and debt investments and the effective yield calculation with respect to certain debt securities, as well as the related amounts of unrealized appreciation and depreciation of investments recorded. The Company believes that there is no single definitive method for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments that SCFC makes. The Company is required to specifically fair value each individual investment on a quarterly basis.

The Company complies with ASC 820-10, Fair Value Measurements and Disclosure, which establishes a three-level valuation hierarchy for disclosure of fair value measurements.ASC 820-10 clarified the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes the following three-tier fair value hierarchy:

•   Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

•   Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly; and

•   Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

To the extent securities owned by the Company are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 of the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by SCFC in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement.The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, SCFC’s

3	StoneCastle Financial Corp. |

own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. SCFC uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

SCFC will determine fair value of its assets and liabilities in accordance with valuation procedures adopted by its board of directors. The Company may utilize the services of one or more regionally or nationally recognized independent valuation firms to help it determine the value of each investment for which a market price is not available. SCFC’s board will also review valuations of such investments provided by the Advisor. Securities for which market quotations are readily available shall be valued at “market value.” If a market value cannot be obtained or if SCFC’s Advisor determines that the value of a security as so obtained does not represent a fair value as of the measurement date (due to a significant development subsequent to the time its price is determined or otherwise), fair value shall be determined pursuant to the methodologies established by our board of directors. In making these determinations, the Company may engage an independent valuation firm from time to time to assist in determining the fair value of our investments.The methods for valuing these investments may include fundamental analysis, discounts from market prices of similar securities, purchase price of securities, subsequent private transactions in the security or related securities, or discounts applied to the nature and duration of restrictions on the disposition of the securities, as well as a combination of these and other factors.

The Company’s assets measured at fair value subject to the disclosure requirements of ASC 820-10-35 at March 31, 2015, were as follows:

	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL MARKET VALUE AT 03-31-15
Senior Term Loan	$—	$13,250,000	$—	$13,250,000

Debt Securities	—	21,885,695	—	21,885,695

Trust Preferred Securities	8,408,165	25,693,375	16,165,030	50,266,570

Preferred Stock	8,114,169	61,893,742	—	70,007,911

Convertible Preferred Stock	—	5,104,936	—	5,104,936

Equity Securities	3,248,356	—	3,578,612	6,826,968

Money Market Fund	1,004,063	—	—	1,004,063

Total Investments in Securities	$20,774,753	$127,827,748	$19,743,642	$168,346,143

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require SCFC to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. For movements between levels within the fair value hierarchy, the Company has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques or market conditions may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2015, there were transfers between level 2 and level 3.A reconciliation of Level 3 investments is presented on the next page:

	SENIOR TERM LOAN	DEBT SECURITIES	TRUST PREFERRED STOCK	CONVERTIBLE PREFERRED STOCK	EQUITY SECURITIES	TOTAL
Balance at December 31, 2014	$13,250,000	$3,500,000	$—	$2,500,000	$3,362,650	$22,612,650
Realized gains including earnings	—	—	—	—	—	—
Unrealized depreciation on investments	—	—	—	—	215,962	215,962
Purchases	—	—	—	—	—	—
Sales	—	—	—	—	—	—
Transfers in	—	—	16,165,030	—	—	16,165,030
Transfers out	(13,250,000)	(3,500,000)	—	(2,500,000)	—	(19,250,000)
Balance at March 31, 2015	$—	$—	$16,165,030	$—	$3,578,612	$19,743,642

For more information with regard to significant accounting policies, see the most recent Company’s annual report filed with the Securities and Exchange Commission.

StoneCastle Financial Corp.	4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StoneCastle Financial Corp.

By (Signature and Title)*	/s/ Joshua S. Siegel
Joshua S. Siegel, Chief Executive Officer & Chairman of the Board
(principal executive officer)

Date	04/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joshua S. Siegel
Joshua S. Siegel, Chief Executive Officer & Chairman of the Board
(principal executive officer)

Date	04/30/2015

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell, Chief Financial Officer
(principal financial officer)

Date	04/30/2015

* Print the name and title of each signing officer under his or her signature.